Taxes (Details) - Schedule of Statutory Rates to the Company’s Effective Tax Rate		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory Rates to the Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of preferential tax rates	[1]	(5.70%)	(6.90%)
Eligible additional deduction		(2.90%)	(5.50%)
Impact of different tax rates in other jurisdictions		0.80%
Non-taxable and exemptions		(0.50%)
Permanent differences	[2]	1.20%	0.50%
Effective income tax rate		17.90%	13.10%

[1]	Preferential tax rates for small and micro enterprises and high-tech entities.
[2]	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.